UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 12b-25
NOTIFICATION OF LATE FILING
SEC FILE NUMBER
0-25147

CUSIP NUMBER
46058Y109

(CHECK ONE):	☒Form 10-K and Form 10-KSB	☐ Form 20-F	☐ Form 11-K	☐Form 10-Q and Form 10-QSB
	☐ Form N-SAR	☐ Form N-CSR
	For Period Ended:	June 30, 2008

☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR
For the Transaction Period Ended:

NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS VERIFIED ANY INFORMATION CONTAINED HEREIN.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
Not Applicable

PART I - REGISTRANT INFORMATION

Internet America, Inc.
Full Name of Registrant

Former Name if Applicable

10930 W. Sam Houston Pkwy, N., Suite 200
Address of Principal Executive Office (Street and Number)

Houston, Texas 77064
City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☒ ☒ ☐	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
(b)
The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

Due to the Natural Disaster, Hurricane Ike, and resulting loss of power and interruption of operations, certain information critical to filing a timely and accurate report could not have been produced by the Company without additional unreasonable effort or expense.  As a result, the Company has not yet completed its financial statements and related disclosures.

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Jennifer LeBlanc	713	968-2507
(Name)	(Area Code)	(Telephone Number)

(2)
Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).    ☒  Yes    ☐  No

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?    ☒ Yes    ☐   No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Consolidated net loss for the year ended June 30, 2008 is expected to be approximately $3 million, compared to net loss of approximately $347,000 for the year ended June 30, 2007.  The change in net loss is the result of increases in General and Administrative Expenses, increases in Depreciation and Amortization costs, and an Impairment Loss on Goodwill. Due to the acquisitions of wireless subscribers in June 2007 and July 2008, the Company incurred increases in personnel, telecommunications costs, travel, and other general and administrative expenses totaling approximately $1,048,000. Depreciation and Amortization increased by approximately $382,000 due to property additions and amortization of subscriber acquisition costs on recent acquisitions. The Company recorded an impairment loss of $780,000, related to Goodwill created in the acquisitions of dial up companies, PDQ.net Inc. and NeoSoft, Inc.

Internet America, Inc.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	September 29, 2008	By	/s/ Jennifer LeBlanc

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).